Deposits	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Deposits

Note 6 Deposits

	As at
	April 30, 2019				October 31, 2018
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$139,399	$49,870	$97,226	$286,495	$135,101	$48,873	$86,180	$270,154
Business and government	243,387	10,567	290,713	544,667	238,617	8,606	287,148	534,371
Bank	7,754	206	24,979	32,939	8,750	299	23,472	32,521
	$390,540	$60,643	$412,918	$864,101	$382,468	$57,778	$396,800	$837,046
Non-interest-bearing (4)
Canada	$91,496	$5,555	$–	$97,051	$88,119	$5,086	$–	$93,205
United States	32,318	–	–	32,318	34,098	–	–	34,098
Europe (5)	710	–	–	710	564	–	–	564
Other International	5,667	5	–	5,672	5,495	5	–	5,500
Interest-bearing (4)
Canada	219,759	15,342	316,446	551,547	213,747	15,112	292,641	521,500
United States	2,537	35,525	53,294	91,356	2,478	33,099	67,211	102,788
Europe (5)	32,587	1,016	29,860	63,463	32,930	1,412	26,598	60,940
Other International	5,466	3,200	13,318	21,984	5,037	3,064	10,350	18,451
	$390,540	$60,643	$412,918	$864,101	$382,468	$57,778	$396,800	$837,046

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2019, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $314 billion, $21 billion, $43 billion and $33 billion, respectively (October 31, 2018 – $309 billion, $20 billion, $38 billion and $32 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.

Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	April 30 2019	October 31 2018
Within 1 year:
less than 3 months	$106,917	$89,553
3 to 6 months	53,654	59,109
6 to 12 months	85,007	80,773
1 to 2 years	56,525	51,798
2 to 3 years	42,174	45,550
3 to 4 years	18,007	21,127
4 to 5 years	24,258	23,863
Over 5 years	26,376	25,027
	$412,918	$396,800
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more (1)	$375,000	$362,000

(1)	Amounts have been revised from those previously presented.